CAPITAL COMMITMENTS (Details) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2014 Vessels	Dec. 31, 2013 Vessels	Mar. 31, 2012	Dec. 31, 2015
Purchase obligation, fiscal year maturity:
Vessels Delivered	7
Number of vessels contracted for construction, undelivered at period end	4
Long-term purchase commitment amount	$ 900,000,000
LNG carrier
Purchase obligation, fiscal year maturity:
Number of vessels contracted for construction during fiscal year		10
Vessels Delivered	5	2
FSRU
Purchase obligation, fiscal year maturity:
Number of vessels contracted for construction during fiscal year		3
Vessels Delivered	2
Hilli Conversion to FLNGV
Purchase obligation, fiscal year maturity:
Payable within 12 months to December 31, 2015	202,800,000
Payable within 12 months to December 31, 2016	163,500,000
Payable within 12 months to December 31, 2017	192,900,000
Total payable	559,200,000
Newbuildings
Purchase obligation, fiscal year maturity:
Payable within 12 months to December 31, 2015	548,342,000
Total payable	500,000,000
Long-term purchase commitment amount			2,700,000,000
Long-term purchase commitment, amount outstanding	548,300,000
Scenario, Forecast [Member] | Gimi Conversion
Purchase obligation, fiscal year maturity:
Contractual obligation				870,000,000
Termination fees				$ 7,000,000